Operating and Finance Leases (Details)	Mar. 31, 2020	Dec. 31, 2019
Weighted-average remaining lease term
Operating lease	4 months 20 days	7 months 21 days
Finance lease	4 years 7 months 6 days	4 years 10 months 6 days
Weighted-average discount rate
Operating lease	6.00%	6.00%
Finance lease	3.82%	3.82%